Note 23 - Subsequent Event (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 16, 2013	Dec. 31, 2012
Proceeds from Issuance of Private Placement (in Dollars)	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage	3.84%	6.50%
Note Payable Term	12 years
Number Of Annual Principal Payments	5